LEASE LIABILITIES (Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term) (Details)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	8 years 7 months 20 days	9 years 7 months 6 days